Segmented Information (Tables)	3 Months Ended
Mar. 31, 2023
Segmented Information Disclosure [Abstract]
Schedule of geographical segments, segment revenue is based on the geographical location of the customers
External revenues by Geography for the three months ended March 31
(in thousands)	2023	2022

USA	$1,073	$245
Canada	219	249
EMEA	511	326
Australia	-	13
Total	$1,803	$833

Schedule of non current asset geographic area information
(in thousands)	March 31, 2023	December 31, 2022

Long-term receivable total	$146	$150
Canada	-	-
EMEA	146	150

Right of use asset total	$812	$887
Canada	118	177
EMEA	694	710

Equipment total	$200	$207
Canada	-	-
EMEA	200	207

Intangibles total	$7,481	$6,988
Canada	-	-
EMEA	7,481	6,988

Schedule of product information
Revenue by product line for the three months ended March 31
(in thousands)	2023	2022
Cellular boosters and related accessories	$438	$463
Rugged devices and related accessories	1,365	370
Total	$1,803	$833